FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - Financial Assets, Excluding Derivatives [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 20,011	£ 30,568
Loans and advances to banks	236	1,614
Debt securities:
Government securities	2,293	10,764
Bank and building society certificates of deposit		222
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities	20	95
Corporate and other debt securities	540	2,088
	2,853	13,358
Asset-backed securities:
Equity shares	156	50
Total financial assets at fair value through profit or loss	23,256	45,608
Debt securities:
Treasury and other bills		18
The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	18,971
Asset-backed securities:
Other asset-backed securities	57
Corporate and other debt securities	5,119
	24,147
Debt securities:
Treasury and other bills	221
Financial assets at fair value through other comprehensive income	24,368
Total financial assets carried at fair value, excluding derivatives	47,624
The Group [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,708
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,156
Other asset-backed securities		255
Corporate and other debt securities		4,615
		40,901
Asset-backed securities:
Equity shares		816
Total available-for-sale financial assets		41,717
Debt securities:
Total financial assets carried at fair value, excluding derivatives		87,325
Disposal groups classified as held for sale [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Other public sector securities		1,527
Debt securities:
Government securities		11,259
Asset-backed securities:
Mortgage-backed securities		211
Other asset-backed securities		7,681
Corporate and other debt securities		18,194
		38,872
Asset-backed securities:
Equity shares		86,179
Debt securities:
Total financial assets carried at fair value, excluding derivatives		125,051
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	17,790	30,568
Loans and advances to banks	236	1,614
Debt securities:
Government securities	2,293	10,762
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities		95
Corporate and other debt securities	518	749
	2,811	11,795
Asset-backed securities:
Equity shares	6
Total financial assets at fair value through profit or loss	20,843	43,977
The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	18,831
Asset-backed securities:
Other asset-backed securities	5
Corporate and other debt securities	4,151
	22,987
Debt securities:
Treasury and other bills	221
Financial assets at fair value through other comprehensive income	23,208
Total financial assets carried at fair value, excluding derivatives	44,051
The Bank [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,571
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,129
Other asset-backed securities		65
Corporate and other debt securities		5,871
		41,803
Asset-backed securities:
Equity shares		763
Total available-for-sale financial assets		42,566
Debt securities:
Total financial assets carried at fair value, excluding derivatives		86,543
Level 2 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	17,290	30,568
Loans and advances to banks	236	1,614
Debt securities:
Government securities		928
Bank and building society certificates of deposit		222
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities	20	95
Corporate and other debt securities	540	2,088
	560	3,522
Asset-backed securities:
Equity shares	6
Total financial assets at fair value through profit or loss	18,092	35,704
Level 2 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	124
Asset-backed securities:
Other asset-backed securities	4
Corporate and other debt securities	5,119
	5,247
Debt securities:
Financial assets at fair value through other comprehensive income	5,247
Total financial assets carried at fair value, excluding derivatives	23,339
Level 2 of fair value hierarchy [member] | The Group [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		174
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,156
Other asset-backed securities		163
Corporate and other debt securities		4,386
		6,046
Asset-backed securities:
Equity shares		38
Total available-for-sale financial assets		6,084
Debt securities:
Total financial assets carried at fair value, excluding derivatives		41,788
Level 2 of fair value hierarchy [member] | Disposal groups classified as held for sale [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Other public sector securities		1,526
Debt securities:
Government securities		801
Asset-backed securities:
Mortgage-backed securities		159
Other asset-backed securities		6,889
Corporate and other debt securities		18,178
		27,553
Asset-backed securities:
Equity shares		18
Debt securities:
Total financial assets carried at fair value, excluding derivatives		27,571
Level 2 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	16,900	30,568
Loans and advances to banks	236	1,614
Debt securities:
Government securities		928
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities		95
Corporate and other debt securities	518	749
	518	1,961
Asset-backed securities:
Equity shares	6
Total financial assets at fair value through profit or loss	17,660	34,143
Level 2 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	124
Asset-backed securities:
Other asset-backed securities	5
Corporate and other debt securities	4,151
	4,280
Debt securities:
Financial assets at fair value through other comprehensive income	4,280
Total financial assets carried at fair value, excluding derivatives	21,940
Level 2 of fair value hierarchy [member] | The Bank [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		174
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,129
Other asset-backed securities		65
Corporate and other debt securities		5,650
		7,185
Asset-backed securities:
Equity shares		6
Total available-for-sale financial assets		7,191
Debt securities:
Total financial assets carried at fair value, excluding derivatives		41,334
Level 3 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	2,721
Asset-backed securities:
Equity shares		50
Total financial assets at fair value through profit or loss	2,721	50
Level 3 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Asset-backed securities:
Other asset-backed securities	53
	53
Debt securities:
Financial assets at fair value through other comprehensive income	53
Total financial assets carried at fair value, excluding derivatives	2,774
Level 3 of fair value hierarchy [member] | The Group [member] | Financial assets available-for-sale, category [member]
Asset-backed securities:
Other asset-backed securities		92
		92
Asset-backed securities:
Equity shares		223
Total available-for-sale financial assets		315
Debt securities:
Total financial assets carried at fair value, excluding derivatives		365
Level 3 of fair value hierarchy [member] | Disposal groups classified as held for sale [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Other public sector securities		1
Debt securities:
Government securities		23
Asset-backed securities:
Mortgage-backed securities		49
Other asset-backed securities		785
Corporate and other debt securities		16
		874
Asset-backed securities:
Equity shares		872
Debt securities:
Total financial assets carried at fair value, excluding derivatives		1,746
Level 3 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	890
Asset-backed securities:
Total financial assets at fair value through profit or loss	890
Level 3 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Total financial assets carried at fair value, excluding derivatives	890
Level 3 of fair value hierarchy [member] | The Bank [member] | Financial assets available-for-sale, category [member]
Asset-backed securities:
Equity shares		202
Total available-for-sale financial assets		202
Debt securities:
Total financial assets carried at fair value, excluding derivatives		202
Level 1 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities	2,293	9,836
Asset-backed securities:
	2,293	9,836
Asset-backed securities:
Equity shares	150
Total financial assets at fair value through profit or loss	2,443	9,854
Debt securities:
Treasury and other bills		18
Level 1 of fair value hierarchy [member] | The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	18,847
Asset-backed securities:
	18,847
Debt securities:
Treasury and other bills	221
Financial assets at fair value through other comprehensive income	19,068
Total financial assets carried at fair value, excluding derivatives	21,511
Level 1 of fair value hierarchy [member] | The Group [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,534
Asset-backed securities:
Corporate and other debt securities		229
		34,763
Asset-backed securities:
Equity shares		555
Total available-for-sale financial assets		35,318
Debt securities:
Total financial assets carried at fair value, excluding derivatives		45,172
Level 1 of fair value hierarchy [member] | Disposal groups classified as held for sale [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities		10,435
Asset-backed securities:
Mortgage-backed securities		3
Other asset-backed securities		7
		10,445
Asset-backed securities:
Equity shares		85,289
Debt securities:
Total financial assets carried at fair value, excluding derivatives		95,734
Level 1 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities	2,293	9,834
Asset-backed securities:
	2,293	9,834
Asset-backed securities:
Total financial assets at fair value through profit or loss	2,293	9,834
Level 1 of fair value hierarchy [member] | The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	18,707
Asset-backed securities:
	18,707
Debt securities:
Treasury and other bills	221
Financial assets at fair value through other comprehensive income	18,928
Total financial assets carried at fair value, excluding derivatives	£ 21,221
Level 1 of fair value hierarchy [member] | The Bank [member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,397
Asset-backed securities:
Corporate and other debt securities		221
		34,618
Asset-backed securities:
Equity shares		555
Total available-for-sale financial assets		35,173
Debt securities:
Total financial assets carried at fair value, excluding derivatives		£ 45,007